Restructuring (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Restructuring
Schedule of roll forward of the restructuring and other activities

	CRO,		Facility
	Manufacturing	Severance-	and
	and other related	related	Leases	Total
Balance, January 1, 2020	$2,572	$336	$—	$2,908
Expenses	502	—	247	749
Paid or consumed	(2,835)	(336)	(247)	(3,138)
Balance, September 30, 2020	$238	$—	$—	$238

	CRO,
	manufacturing
	and other	Severance-
	related	related	Total
Expenses	2,979	371	3,350
Paid or utilized	(407)	(35)	(442)
December 31, 2019	2,572	336	2,908